RISK MANAGEMENT (Details 19) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk Management Details 19
Amount	$ 999,044	$ 1,980,930	$ 579,597
Guarantees Furnished	(356,881)	423,655	43,727
Guarantees Received	172,881	383,424	10,293
Cash	$ 1,528,806	$ 1,940,699	$ 546,163